Interest and Finance Costs, net (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Number of floating to fixed interest rate swaps	7		7
Notional Amount of floating to fixed interest rate swaps	$ 407,614		$ 407,614
Fixed interest rate	3.92%		3.92%
Floating rate basis			six-month LIBOR
Fair value of hedging interest rate swaps	(6,648)		(6,648)		(11,295)
Net amount of cash flow hedges to be reclassified into earnings within 12 months	4,370		4,370
Change in fair value of non-hedging financial instruments	1,180	(1,678)	3,002	2,284
De-designated hedging swap loss in accumulated other comprehensive income			596
Amortization of de-designated hedging swap loss in accumulated other comprehensive income	219	367	435	734
Number of bunker swap agreements held	3		3		3
Fair value of bunker swap agreements	(292)		(292)		105
Change in fair value of bunker swap agreeements			(398)	(1,174)
Designated As Hedging Instrument
Number of floating to fixed interest rate swaps	5		5
Notional Amount of Hedging Interest Rate Derivatives Held	273,521		273,521
Not Designated As Hedging Instrument
Number of floating to fixed interest rate swaps	2	3	2	3
Change in fair value of non-hedging financial instruments			3,400	3,458
Amortization of de-designated hedging swap loss in accumulated other comprehensive income	$ 219	$ 367